Property, plant and equipment (Schedule of Exploration Wells Movement and Balances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	$ 686,824,000	$ 666,879,000	$ 614,047,000
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	80,579,000	113,041,000	100,470,000
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	61,500,000	56,491,000
Write-offs	(24,815,000)	(21,460,000)
Transfers	(45,687,000)	(28,335,000)
Property, plant and equipment at year-end	$ 7,998,000	$ 17,000,000	$ 10,304,000